Loss per share - Additional Information (Details) - shares		6 Months Ended
	May 18, 2022	Jun. 30, 2022
Earnings per share [line items]
Potential additional ordinary shares that are considered antidilutive (in shares)		8,846,425
Kepler Cheuvreux subscription agreement | BSA
Earnings per share [line items]
Underwriting agreement, maximum number of shares issued (in shares)	5,200,000